Equity - Non-controlling interests - Dividends (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 328	€ 218	€ 225
Sonatel [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	185	166	165
Sub-Group Orange Cte d'Ivoire [Member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	51	29	9
Orange Polska [Member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	35
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	18	11	9
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders		€ 7	14
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 33		€ 24